Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	FANHUA INC.
Trading Symbol	FANH
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,072,842,484
Amendment Flag	true
Amendment Description	Fanhua Inc. (the “Company”) is filing this Amendment No. 1 to our annual report on Form 20-F for the fiscal year ended December 31, 2022 (the “Amendment No. 1”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on April 25, 2023 (the “Original Filing”). The purpose of this Amendment No. 1 is solely to correct a typographical error in the date of the “Report of Independent Registered Public Accounting Firm” for the fiscal year ended December 31, 2020 (the “2020 Audit Report”) issued by our predecessor auditor Deloitte Touche Tohmatsu on Page F-4 of the Original Filing from April 25, 2023 to April 28, 2021, the actual issuance date of the 2020 Audit Report. In order to comply with certain requirements of the SEC’s rules in connection with this filing, this Amendment No. 1 includes Item 18. Financial Statements. Consistent with the rules of the SEC, the certifications of the Company’s principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1.Except as described above, no other changes have been made to the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing. Other than as stated otherwise, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filing, or reflect any events that have occurred since the date thereof. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and any documents filed with or furnished to the SEC by the Company subsequent to April 25, 2023.
Entity Central Index Key	0001413855
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33768
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact
Document Information Line Items
Entity Address, Address Line One	60/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Contact Personnel Name	Peng Ge
City Area Code	86 20
Local Phone Number	83883033
Contact Personnel Email Address	gepeng@fanhuaholdings.com
Contact Personnel Fax Number	86 20 83883181